Inventories, net	12 Months Ended
Dec. 31, 2022
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Inventories, net
Note 8. Inventories, net
An analysis of inventories at December 31, 2021 and 2022 is as follows:

	2021	2022
Mobile phones, accessories, computers, TVs, cards and other materials	Ps. 26,131,521	Ps. 26,311,415
Less: Reserve for obsolete and slow-moving inventories	(1,946,211)	(2,316,282)

Total	Ps. 24,185,310	Ps. 23,995,133

For the years ended December 31, 2020, 2021 and 2022, the cost of inventories recognized in cost of sales was Ps. 111,186,855, Ps. 117,613,669 and Ps. 115,022,007 respectively.